Average Annual Total Returns{- Fidelity® Large Cap Value Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-14 - Fidelity® Large Cap Value Enhanced Index Fund	Fidelity Large Cap Value Enhanced Index Fund-Default Return Before Taxes Past 1 year	Fidelity Large Cap Value Enhanced Index Fund-Default Return Before Taxes Past 5 years	Fidelity Large Cap Value Enhanced Index Fund-Default Return Before Taxes Past 10 years	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Large Cap Value Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 10 years	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	4.43%	10.08%	11.16%	4.02%	9.05%	10.08%	2.91%	7.81%	8.96%	2.80%	9.74%	10.50%